Financial Instruments and Financial Risk Management - Schedule of Financial Liabilities Measured at Fair Value (Details) - Level 3 [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities Measured at Fair Value [Line Items]
Total financial liabilities	$ 2,367	$ 1,897
Warrants at Fair Value Issued by Subsidiaries [Member]
Schedule of Financial Liabilities Measured at Fair Value [Line Items]
Total financial liabilities	2,340	1,897
Embedded Derivatives [Member]
Schedule of Financial Liabilities Measured at Fair Value [Line Items]
Total financial liabilities	$ 27